Trade and other receivables - Summary Of Trade And Other Receivables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Processor receivables	€ 49,227	€ 46,734
Trade receivables	41,369	28,966
Other receivables	10,239	3,095
Prepayments	53,780	38,005
Total	€ 154,615	€ 116,800